UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the initial reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☑	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2014 to December 31, 2014

Date of Report (Date of earliest event reported)

February 11, 2015

American Express Receivables Financing Corporation II1

(Exact name of securitizer as specified in its charter)

025-00294 (Commission File Number of securitizer)	0000949349 (Central Index Key Number of securitizer)

Carol V. Schwartz, Esq., (212) 640-2000

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☑

[1]	American Express Receivables Financing Corporation II (“RFC II”), as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities issued and outstanding during the reporting period that were (i) registered by the following affiliated registrants, as depositors: RFC II (Commission file Number 333-179309-03; Central Index Key Number 0000949349); American Express Receivables Financing Corporation III LLC (Commission file Number 333-179309-02; Central Index Key Number 0001283434) (“RFC III”); and American Express Receivables Financing Corporation IV LLC (Commission file Number 333-179309-01; Central Index Key Number 0001283435) (“RFC IV”); and (ii) privately issued by RFC II, RFC III and RFC IV, as affiliated depositors.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

AMERICAN EXPRESS RECEIVABLES FINANCING CORPORATION II (Securitizer)

By:	/s/ Anderson Y. Lee
Name: Anderson Y. Lee Title: President

Date: February 11, 2015